BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS — 85.4%
	APPAREL & TEXTILE PRODUCTS - 1.5%
24,070	Hanesbrands, Inc.	$ 379,103

	ASSET MANAGEMENT - 6.0%
8,500	Ameriprise Financial, Inc.	1,309,935
8,359	Franklin Resources, Inc.	170,106
		1,480,041
	BANKING - 7.8%
29,221	Bank of America Corporation	703,934
4,430	Citigroup, Inc.	190,977
10,750	JPMorgan Chase & Company	1,034,903
		1,929,814
	BEVERAGES - 1.0%
5,226	Coca-Cola Company	258,008

	BIOTECH & PHARMA - 5.8%
7,500	Bristol-Myers Squibb Company	452,175
2,500	Johnson & Johnson	372,200
16,000	Pfizer, Inc.	587,200
		1,411,575
	CABLE & SATELLITE - 3.4%
18,268	Comcast Corporation, Class A	845,078

	CHEMICALS - 0.2%
3,000	Univar Solutions, Inc.(a)	50,640

	CONTAINERS & PACKAGING - 0.3%
7,215	O-I Glass, Inc.	76,407

	E-COMMERCE DISCRETIONARY - 2.6%
12,500	eBay, Inc.	651,250

	ENTERTAINMENT CONTENT - 9.2%
3,641	AMC Networks, Inc., Class A(a)	89,969
23,663	Discovery, Inc. - Series C(a)	463,795
BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCKS — 85.4% (Continued)
	ENTERTAINMENT CONTENT - 9.2% (Continued)
4,134	Madison Square Garden Entertainment Corporation(a)	$ 283,138
26,201	MSG Networks, Inc., Class A(a)	250,743
9,500	Walt Disney Company	1,178,760
		2,266,405
	FOOD - 2.2%
9,000	Mondelez International, Inc., Class A	517,049

	HEALTH CARE FACILITIES & SERVICES - 1.5%
6,500	CVS Health Corporation	379,600

	HOME & OFFICE PRODUCTS - 3.8%
21,489	Newell Brands, Inc.	368,751
3,700	Scotts Miracle-Gro Company	565,767
		934,518
	HOUSEHOLD PRODUCTS - 0.5%
3,200	Energizer Holdings, Inc.	125,248

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
12,707	Bank of New York Mellon Corporation	436,358

	INTERNET MEDIA & SERVICES - 2.2%
1,815	IAC/InterActiveCorp(a)	217,401
7,169	Twitter, Inc.(a)	319,020
		536,421
	LEISURE FACILITIES & SERVICES - 8.3%
19,227	Liberty Media Corporation-Liberty Braves - Series C(a)	403,959
4,134	Madison Square Garden Sports Corporation(a)	622,084
8	Marriott International, Inc., Class A	741
3,000	McDonald's Corporation	658,469
9,500	MGM Resorts International	206,625
1,500	Starbucks Corporation	128,880
		2,020,758
BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCKS — 85.4% (Continued)
	LEISURE PRODUCTS - 1.4%
10,000	Acushnet Holdings Corporation	$ 336,100

	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
21,539	Trinity Place Holdings, Inc.(a)	30,370

	RETAIL - CONSUMER STAPLES - 0.9%
1,425	Target Corporation	224,324

	RETAIL - DISCRETIONARY - 7.3%
6,385	Home Depot, Inc.	1,773,178

	SEMICONDUCTORS - 1.7%
8,000	Intel Corporation	414,240

	SOFTWARE - 8.4%
9,734	Microsoft Corporation	2,047,353

	TECHNOLOGY HARDWARE - 2.0%
12,500	Cisco Systems, Inc.	492,375

	TECHNOLOGY SERVICES - 0.6%
49,952	Conduent, Inc.(a)	158,847

	TRANSPORTATION & LOGISTICS - 3.9%
12,000	JetBlue Airways Corporation(a)	135,960
5,000	United Parcel Service, Inc., Class B	833,150
		969,110
	WHOLESALE - CONSUMER STAPLES - 1.0%
4,000	Sysco Corporation	248,880

	TOTAL COMMON STOCKS (Cost $10,648,184)	20,993,050

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	PREFERRED STOCK — 1.0%
	RETAIL - DISCRETIONARY - 1.0%
2,573	Qurate Retail, Inc.(a)	$ 253,441

	TOTAL PREFERRED STOCK (Cost $240,993)	253,441

	SHORT TERM INVESTMENTS— 13.8%
	MONEY MARKET FUNDS - 13.8%
2,568,491	Dreyfus Institutional Preferred Government Money Market Fund, Premier Shares, 0.01%(b)	2,568,491
821,497	Milestone Treasury Obligations Fund, Institutional Class, 0.01%(b)	821,497
		3,389,988

	TOTAL SHORT TERM INVESTMENTS (Cost $3,389,988)	3,389,988

	TOTAL INVESTMENTS - 100.2% (Cost $14,279,165)	$ 24,636,479
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(58,627)
	NET ASSETS - 100.0%	$ 24,577,852

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2020.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If there has been no sale on such day, the security is valued at the mean of the last quoted bid and ask prices. If no bid or ask prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.
Fair Valuation Process - The fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 20,993,050	$ -	$ -	$ 20,993,050
Preferred Stock	253,441	-	-	253,441
Short-Term Investments	3,389,988	-	-	3,389,988
Total	$ 24,636,479	$ -	$ -	$ 24,636,479
The Fund did not hold any Level 3 securities during the period.
*Refer to the Portfolio of Investments for security classifications.

At September 30, 2020, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Boyar Value Fund	$ 14,279,165	$ 11,470,263	$ (1,112,949)	$ 10,357,314